Convertible Loans - Schedule of Movement in Convertible Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Opening balance as of January 1	$ 0	$ 19,737
Changes in fair value of Convertible loans	0	(564)	$ 0
Ending Convertible Loans balance as of December 31	0	0	19,737
Convertible loan
Disclosure of financial liabilities [line items]
Opening balance as of January 1		19,737	0
Proceeds from Convertible loans		2,931	17,069
Loss on initial recognition (distribution to the shareholders)		421	2,637
Changes in fair value of Convertible loans		564	0
Interest expense on Convertible loans		513	17
Other changes		(18)	14
Conversion in to shares		$ (24,148)	0
Ending Convertible Loans balance as of December 31	$ 0		$ 19,737